UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23014

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/23

FORM N-CSR

Item 1.	Reports to Stockholders.

insert

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

SEMI-ANNUAL REPORT February 28, 2023

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

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DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2022, through February 28, 2023, as provided by the fund’s primary portfolio managers, Kevin Cronk, Chris Barris and Brandon Chao of Alcentra NY, LLC, the fund’s sub-adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2023, BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. (the “fund”) produced a total return of 4.42% on a net-asset-value basis and 6.95% on a market price basis.1 Over the same period, the fund provided aggregate income dividends of $0.30 per share, which reflects an annualized distribution rate of 7.81%.2 In comparison, the ICE BofA Global High Yield Index (the “Index”), the fund’s benchmark, posted a total return of 4.25% for the same period.3

Global credit instruments generally delivered positive returns over the period, benefiting from increased visibility on the direction of action from the U.S. Federal Reserve (the “Fed”) as inflationary pressures moderated and the pace of interest rate increases slowed.4 The fund’s performance benefited from exposure to high-yield, floating-rate and structured credit instruments, and from positive sector allocations.

The Fund’s Investment Approach

The fund’s investment objectives are to seek high current income and to return at least $9.835 per Common Share (the initial public offering price per Common Share (as defined below) after deducting a sales load of $0.165 per Common Share but before deducting offering costs of $0.02 per Common Share (“Original NAV”)) to holders of record of shares of the fund’s common stock (“Common Shares”) on or about the December 1, 2024 (subject to certain extensions, the “Termination Date”).4

The fund will normally invest primarily in credit instruments and other investments with similar economic characteristics. Such credit instruments include: first lien, secured, floating-rate loans, as well as investments in participations and assignments of such loans; second lien, senior unsecured, mezzanine and other collateralized and uncollateralized subordinated loans; corporate debt obligations other than loans; and structured products, including collateralized bond, loan and other debt obligations, structured notes and credit-linked notes.

Principal investment strategies include:

• Senior Secured Loans and Other Loans

• Corporate Debt

• Special Situations

• Structured Credit

Credits Benefit from Moderating Inflation and Slowing Rate Hikes

The reporting period began on a negative note as bond prices broadly retreated in September and early October 2022 in the face of high levels of inflation and sharply rising interest rates. Although U.S. inflation appeared to peak before the period began, topping at over 9% in June, it remained over 8% at the start of the period, well above the Fed’s 2% target rate. The Fed responded with its third consecutive 0.75% increase to the federal funds rate in September, while indicating that additional increases were likely, increasing concerns of a possible recession. In Europe, inflation-related worries were exacerbated by Russia’s ongoing war in Ukraine, which increased energy prices and heightened regional geopolitical instability.

Fixed-income assets recovered broadly beginning in mid-October as inflationary pressures eased, and economic data reassured investors that a recession was not imminent. In the United States, inflation dropped steadily, falling below 7% in December. While the Fed continued to hike rates, the scale of increases eased, with a fourth 0.75% increase in November, followed by a 0.50% increase in December and a 0.25% increase in January 2023. At the same time, the U.S. economy continued to grow, bolstered by strong consumer spending, rising wages and robust levels of employment. European economies also showed surprising strength despite the war in Ukraine, with warmer-than-expected winter temperatures limiting the impact of the conflict on energy prices. Bond prices improved from October through January, although they experienced a pullback in February on renewed inflation-related concerns. For the period as a whole, lower-credit-rated securities generally produced stronger returns than their investment-grade counterparts, while floating-rate instruments and structured credit significantly outperformed.

Allocations and Selections Enhance Fund Performance

The fund’s performance benefited from allocations on several fronts. Structured credit delivered the strongest absolute performance, with exposure focused primarily on BB rated, collateralized loan obligations issued in the United States and Europe. Global high-yield corporate debt, with holdings tilted toward the U.S. market, produced robust returns as well as the sector recovered from a difficult mid-2022 period. The sector provided the most significant boost to weighted returns due to the large size of the fund’s allocation. Positive issue selections representing attractive absolute and relative values further contributed to performance, led by positions in the telecommunications, manufacturing, retail and leisure sectors. Senior secured loans and other loans further added to the fund’s positive performance, modestly enhanced by increased exposure to European loans, where we found slightly more attractive values during most of the period. Special situations, which represented the fund’s smallest allocation, was the only area that did not markedly add to returns relative to the Index, providing mixed performance. Among the few positions that detracted from relative performance were the fund’s cash position and issue selection in a few sectors, including health care, building materials and, to a slight degree, financials.

Focusing on High-Conviction Investments

While inflationary pressures moderated somewhat during the reporting period, as of February 28, 2023, most of the world’s markets continue to face risks associated with high interest rates, particularly among developed economies, and challenges arising from actual and potential geopolitical conflict. Volatility lingers given the ongoing uncertainties regarding the trajectory of inflation and growth, and the impact of these trends on Fed policy. Given these conditions, we have focused the fund’s assets on the individual securities that fundamental analysis leads us to believe are positioned to weather these financial uncertainties. The fund continues to maintain a bias to floating-rate over fixed-rate securities, with significant exposure to structured credit and global bank loans.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

March 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate.

2  Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

3 Source: FactSet - The ICE BofA Global High Yield Index is a measure of the global high-yield debt market. The index represents the union of the U.S. high yield, the pan-European high yield and emerging-markets, hard currency, high yield indices. Investors cannot invest directly in any index.

4 The objective to return at least the fund’s Original NAV is not an express or implied guarantee obligation of the fund, BNY Mellon Investment Adviser, Inc., Alcentra NY LLC or any other entity, and an investor may receive less than the Original NAV upon termination of the fund. There is no assurance the fund will achieve either of its investment objectives and achieving its investment objectives will depend on a number of factors, including market conditions and the success of various portfolio strategies and cash flow management techniques. Based on market conditions as of the date of this report, management anticipates that the likelihood of the fund achieving its objective of returning its Original NAV upon termination of the fund has decreased substantially since the fund’s inception.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Credit risk is the risk that one or more credit instruments in the fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status.

Collateralized Loan Obligations (“CLOs”) and other types of Collateralized Debt Obligations (“CDOs”) are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities. In addition to the general risks associated with credit instruments, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO or CDO is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The Senior Secured Loans in which the fund invests typically will be below-investment-grade quality. Although, in contrast to other below-investment-grade instruments, Senior Secured Loans hold senior positions in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower, the risks associated with Senior Secured Loans are similar to the risks of below-investment-grade instruments. Although the Senior Secured Loans in which the fund invests will be secured by collateral, there can be no assurance that such collateral can be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. Additionally, if a borrower under a Senior Secured Loan defaults, becomes insolvent or goes into bankruptcy, the fund may recover only a fraction of what is owed on the Senior Secured Loan or nothing at all. In general, the secondary trading market for Senior Secured Loans is not fully developed. Illiquidity and adverse market conditions may mean that the fund may not be able to sell certain Senior Secured Loans quickly or at a fair price.

Subordinated Loans generally are subject to similar risks as those associated with investments in Senior Secured Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. Subordinated Loans are subject to the additional risk that the cash flow of the borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated, unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Secured Loans and may be less liquid.

The use of leverage magnifies the fund’s investment, market and certain other risks. For derivatives with a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets

STATEMENT OF INVESTMENTS

February 28, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.8%
Advertising - .7%
Clear Channel Outdoor Holdings, Inc., Gtd. Notes		7.75	4/15/2028	325,000	[c]	270,001
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	380,000	[c]	339,513
Outfront Media Capital LLC, Gtd. Notes		5.00	8/15/2027	235,000	[c]	212,310
					821,824
Aerospace & Defense - .9%
Bombardier, Inc., Sr. Unscd. Notes		7.50	2/1/2029	246,000	[c]	241,325
Rolls-Royce PLC, Gtd. Bonds		3.63	10/14/2025	210,000	[c]	195,825
TransDigm, Inc., Gtd. Notes		4.88	5/1/2029	191,000		163,969
TransDigm, Inc., Gtd. Notes		5.50	11/15/2027	550,000		506,937
					1,108,056
Airlines - .7%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	210,000	[c]	189,364
American Airlines, Inc., Sr. Scd. Notes		5.75	4/20/2029	710,000	[c]	675,988
					865,352
Automobiles & Components - 2.9%
Clarios Global LP, Sr. Scd. Bonds	EUR	4.38	5/15/2026	550,000	[c]	550,481
Dealer Tire LLC, Sr. Unscd. Notes		8.00	2/1/2028	422,000	[c]	383,590
Ford Motor Co., Sr. Unscd. Notes		5.29	12/8/2046	900,000		705,496
Ford Motor Credit Co. LLC, Sr. Unscd. Notes		3.63	6/17/2031	610,000		483,961
IHO Verwaltungs GmbH, Sr. Scd. Notes	EUR	3.63	5/15/2025	360,000	[c,d]	360,106
IHO Verwaltungs GmbH, Sr. Scd. Notes	EUR	3.88	5/15/2027	420,000	[c,d]	395,869
Jaguar Land Rover Automotive PLC, Gtd. Notes	EUR	6.88	11/15/2026	330,000	[c]	332,479
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	294,000	[c]	196,125
					3,408,107
Building Materials - .8%
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	381,000	[c]	363,967
Standard Industries, Inc., Sr. Unscd. Notes		4.38	7/15/2030	546,000	[c]	455,080
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	121,000	[c]	108,826
					927,873

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.8% (continued)
Chemicals - 2.0%
Consolidated Energy Finance SA, Gtd. Notes	EUR	5.00	10/15/2028	140,000	[c]	130,663
Consolidated Energy Finance SA, Gtd. Notes		5.63	10/15/2028	435,000	[c]	372,428
INEOS Finance PLC, Sr. Scd. Notes		6.75	5/15/2028	200,000	[c]	195,477
INEOS Quattro Finance 1 PLC, Sr. Unscd. Notes	EUR	3.75	7/15/2026	670,000	[c]	613,025
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes		3.38	1/15/2026	230,000	[c]	202,551
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	234,000	[c,d]	212,979
Italmatch Chemicals SPA, Sr. Scd. Notes	EUR	10.00	2/6/2028	283,000	[c]	307,935
Trinseo Materials Finance, Inc., Gtd. Notes		5.38	9/1/2025	410,000	[c]	359,001
					2,394,059
Collateralized Loan Obligations Debt - 29.2%
Carlyle Euro DAC CLO, Ser. 2022-5A, Cl. D, 3 Month EURIBOR +7.63%	EUR	9.74	10/25/2035	855,000	[c,e]	871,290
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. ER, 3 Month EURIBOR +4.93%	EUR	7.22	7/15/2031	1,500,000	[c,e]	1,380,176
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. FR, 3 Month EURIBOR +6.61%	EUR	8.90	7/15/2031	3,000,000	[c,e]	2,441,044
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44%	EUR	8.73	7/15/2030	2,000,000	[c,e]	1,615,683
CIFC European Funding II DAC CLO, Ser. 2A, Cl. F, 3 Month EURIBOR +7.70%	EUR	9.99	4/15/2033	1,000,000	[c,e]	840,839
CIFC Funding I Ltd. CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		9.79	4/18/2031	1,000,000	[c,e]	862,738
CQS US Ltd. CLO, Ser. 2022-2A, Cl. E1, 3 Month TSFR +6.85%		11.49	7/20/2031	2,000,000	[c,e]	1,821,052
Crown Point 9 Ltd. CLO, Ser. 2020-9A, Cl. ER, 3 Month LIBOR +6.76%		11.55	7/14/2034	2,375,000	[c,e]	2,123,751
Dryden 91 Euro DAC CLO, Ser. 2021-91A, Cl. E, 3 Month EURIBOR +7.06%	EUR	9.39	4/18/2035	1,000,000	[c,e]	974,600
Euro-Galaxy IV DAC CLO, Ser. 2015-4A, CI. FRR, 3 Month EURIBOR +8.88%	EUR	11.35	7/30/2034	1,750,000	[c,e]	1,525,442
Fidelity Grand Harbour Designated Activity Co. CLO, Ser. 2022-1A, Cl. E, 3 Month EURIBOR +7.08%	EUR	8.93	10/15/2036	1,750,000	[c,e]	1,724,216

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.8% (continued)
Collateralized Loan Obligations Debt - 29.2% (continued)
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +7.50%		12.16	4/14/2035	1,000,000	[c,e]	900,898
GoldenTree Loan Management EUR 2 DAC CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +5.25%	EUR	7.59	1/20/2032	1,000,000	[c,e]	917,393
Hayfin Emerald IV DAC CLO, Ser. 4A, Cl. FR, 3 Month EURIBOR +8.68%	EUR	10.97	10/15/2034	740,000	[c,e]	559,608
ICG Euro DAC CLO, Ser. 2021-1A, Cl. F, 3 Month EURIBOR +8.82%	EUR	11.11	10/15/2034	1,000,000	[c,e]	814,225
KKR 23 Ltd. CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		10.81	10/20/2031	1,000,000	[c,e]	871,729
OZLM Funding II Ltd. CLO, Ser. 2012-2A, Cl. DR2, 3 Month LIBOR +5.90%		10.70	7/30/2031	2,250,000	[c,e]	1,901,383
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		10.84	4/17/2031	1,000,000	[c,e]	799,508
OZLME III DAC CLO, Ser. 3A, Cl. F, 3 Month EURIBOR +6.45%	EUR	9.13	8/24/2030	1,000,000	[c,e]	812,228
St. Paul's V DAC CLO, Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60%	EUR	9.30	8/20/2030	4,000,000	[c,e]	3,350,902
TIAA I Ltd. CLO, Ser. 2016-1A, CI. ER, 3 Month LIBOR +6.20%		11.01	7/20/2031	2,131,000	[c,e]	1,789,599
Tikehau DAC CLO, Ser. 2015-1A, Cl. FRR, 3 Month EURIBOR +8.75%	EUR	11.29	8/4/2034	2,000,000	[c,e]	1,785,864
Trinitas XI Ltd. CLO, Ser. 2019-11A, CI. ER, 3 Month LIBOR +7.27%		12.06	7/15/2034	750,000	[c,e]	622,273
Venture 45 Ltd. CLO, Ser. 2022-45A, CI. D1, 3 Month TSFR +4.00%		8.64	7/20/2035	1,500,000	[c,e]	1,305,694
Vibrant III Ltd. CLO, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		11.16	10/20/2031	1,000,000	[c,e]	802,883
Wind River Ltd. CLO, Ser. 2016-1KRA, CI. FR2, 3 Month LIBOR +7.90%		12.69	10/15/2034	1,500,000	[c,e]	1,210,113
					34,625,131
Collateralized Loan Obligations Equity - .0%
Madison Park Funding X Ltd. CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	3,000,000	[c,f]	3,750
Commercial & Professional Services - 4.5%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	250,000	[c]	230,358
Allied Universal Holdco LLC, Sr. Scd. Bonds	GBP	4.88	6/1/2028	860,000	[c]	843,026
APX Group, Inc., Gtd. Notes		5.75	7/15/2029	419,000	[c]	351,503
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	198,000	[c]	190,299
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	420,000	[c]	383,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.8% (continued)
Commercial & Professional Services - 4.5% (continued)
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	298,000	[c]	260,822
Kapla Holding SAS, Sr. Scd. Bonds	EUR	3.38	12/15/2026	220,000	[c]	207,584
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	129,000	[c]	92,099
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	129,000		92,099
Loxam SAS, Sr. Sub. Notes	EUR	5.75	7/15/2027	140,000		132,273
MPH Acquisition Holdings LLC, Gtd. Notes		5.75	11/1/2028	90,000	[c]	58,613
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	450,000	[c]	341,471
Neptune Bidco US, Inc., Sr. Scd. Notes		9.29	4/15/2029	307,000	[c]	290,560
Prime Security Services Borrower LLC, Scd. Notes		6.25	1/15/2028	346,000	[c]	321,273
Prime Security Services Borrower LLC, Sr. Scd. Notes		5.75	4/15/2026	299,000	[c]	289,257
The Hertz Corp., Gtd. Notes		4.63	12/1/2026	390,000	[c]	347,733
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	740,000	[c]	630,561
Villa Dutch Bidco BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	230,000	[c]	230,980
					5,294,351
Consumer Discretionary - 5.3%
Carnival Corp., Gtd. Notes		6.00	5/1/2029	365,000	[c]	284,700
Carnival Corp., Gtd. Notes		7.63	3/1/2026	774,000	[c]	695,719
CCM Merger, Inc., Sr. Unscd. Notes		6.38	5/1/2026	439,000	[c]	421,695
Churchill Downs, Inc., Gtd. Notes		4.75	1/15/2028	260,000	[c]	236,904
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	271,000	[c]	238,592
Hilton Domestic Operating Co., Inc., Gtd. Notes		3.63	2/15/2032	320,000	[c]	263,005
Hilton Domestic Operating Co., Inc., Gtd. Notes		4.00	5/1/2031	100,000	[c]	85,182
International Game Technology PLC, Sr. Scd. Notes		4.13	4/15/2026	310,000	[c]	288,421
KB Home, Gtd. Notes		4.00	6/15/2031	174,000		142,278
Las Vegas Sands Corp., Sr. Unscd. Notes		3.20	8/8/2024	270,000		259,981
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	228,000	[c]	197,489
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	214,000	[c]	198,690
NCL Corp. Ltd., Sr. Unscd. Notes		3.63	12/15/2024	630,000	[c]	592,200
NCL Finance Ltd., Gtd. Notes		6.13	3/15/2028	130,000	[c]	108,377
Nobel Bidco BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	720,000	[c]	535,200
Pinewood Finance Co. Ltd., Sr. Scd. Bonds	GBP	3.63	11/15/2027	240,000	[c]	258,825
Raptor Acquisition Corp., Sr. Scd. Notes		4.88	11/1/2026	59,000	[c]	54,630

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.8% (continued)
Consumer Discretionary - 5.3% (continued)
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	579,000	[c]	532,611
Scientific Games Holdings LP, Sr. Unscd. Notes		6.63	3/1/2030	450,000	[c]	396,231
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	138,000	[c]	121,913
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	359,000	[c]	340,161
					6,252,804
Consumer Staples - .3%
Kronos Acquisition Holdings, Inc., Sr. Scd. Notes		5.00	12/31/2026	200,000	[c]	181,261
Newell Brands, Inc., Sr. Unscd. Notes		4.45	4/1/2026	152,000		143,873
					325,134
Diversified Financials - 5.0%
Ally Financial, Inc., Jr. Sub. Notes, Ser. B		4.70	5/15/2026	880,000	[g]	692,362
Blackstone Secured Lending Fund, Sr. Unscd. Notes		2.85	9/30/2028	360,000		290,996
Compass Group Diversified Holdings LLC, Gtd. Notes		5.25	4/15/2029	215,000	[c]	187,675
Encore Capital Group, Inc., Sr. Scd. Bonds	EUR	4.88	10/15/2025	200,000	[c]	198,854
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	525,000	[c]	507,170
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	375,000	[c]	366,985
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	500,000		489,313
Icahn Enterprises LP, Gtd. Notes		4.38	2/1/2029	330,000		285,429
Intrum AB, Sr. Unscd. Notes	EUR	4.88	8/15/2025	520,000	[c]	519,455
Nationstar Mortgage Holdings, Inc, Gtd. Notes		5.75	11/15/2031	540,000	[c]	424,167
Nationstar Mortgage Holdings, Inc, Gtd. Notes		6.00	1/15/2027	170,000	[c]	156,577
Navient Corp., Sr. Unscd. Notes		6.75	6/15/2026	465,000		448,313
NFP Corp., Sr. Unscd. Notes		6.88	8/15/2028	70,000	[c]	59,700
OneMain Finance Corp., Gtd. Notes		6.63	1/15/2028	250,000		233,052
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	780,000	[c]	713,700
PennyMac Financial Services, Inc., Gtd. Notes		5.75	9/15/2031	399,000	[c]	318,336
					5,892,084
Electronic Components - .6%
Energizer Gamma Acquisition BV, Gtd. Bonds	EUR	3.50	6/30/2029	240,000	[c]	202,154

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.8% (continued)
Electronic Components - .6% (continued)
Sensata Technologies, Inc., Gtd. Notes	4.38	2/15/2030	370,000	[c]	327,804
TTM Technologies, Inc., Gtd. Notes	4.00	3/1/2029	167,000	[c]	137,930
				667,888
Energy - 4.1%
Aethon United Finance Corp., Sr. Unscd. Notes	8.25	2/15/2026	187,000	[c]	180,098
Antero Midstream Partners LP, Gtd. Notes	5.75	3/1/2027	330,000	[c]	311,911
Apache Corp., Sr. Unscd. Notes	5.10	9/1/2040	160,000		131,819
Blue Racer Midstream LLC, Sr. Unscd. Notes	6.63	7/15/2026	290,000	[c]	283,043
Comstock Resources, Inc., Gtd. Notes	6.75	3/1/2029	340,000	[c]	313,216
CVR Energy, Inc., Gtd. Bonds	5.25	2/15/2025	698,000	[c]	670,834
EQM Midstream Partners LP, Sr. Unscd. Notes	4.00	8/1/2024	187,000		178,835
EQM Midstream Partners LP, Sr. Unscd. Notes	4.75	1/15/2031	125,000	[c]	101,691
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	239,000		213,548
EQM Midstream Partners LP, Sr. Unscd. Notes	7.50	6/1/2027	69,000	[c]	67,690
New Fortress Energy, Inc., Sr. Scd. Notes	6.50	9/30/2026	77,000	[c]	70,558
New Fortress Energy, Inc., Sr. Scd. Notes	6.75	9/15/2025	250,000	[c]	234,708
PDC Energy, Inc., Gtd. Notes	5.75	5/15/2026	170,000		162,581
Permian Resources Operating LLC, Gtd. Notes	5.38	1/15/2026	140,000	[c]	132,055
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	568,000	[c]	521,822
Targa Resources Partners LP, Gtd. Notes	4.88	2/1/2031	350,000		318,222
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	3.88	11/1/2033	658,000	[c]	537,224
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	4.13	8/15/2031	160,000	[c]	137,780
Western Midstream Operating LP, Sr. Unscd. Notes	4.30	2/1/2030	280,000		248,343
				4,815,978
Environmental Control - .8%
Covanta Holding Corp., Gtd. Notes	4.88	12/1/2029	312,000	[c]	263,845
Covanta Holding Corp., Gtd. Notes	5.00	9/1/2030	155,000		128,590
GFL Environmental, Inc., Sr. Scd. Notes	5.13	12/15/2026	280,000	[c]	268,348

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.8% (continued)
Environmental Control - .8% (continued)
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	300,000	[c]	274,579
					935,362
Food Products - .5%
Chobani LLC, Gtd. Notes		7.50	4/15/2025	110,000	[c]	107,272
Chobani LLC, Sr. Scd. Notes		4.63	11/15/2028	91,000	[c]	79,406
Post Holdings, Inc., Gtd. Notes		4.63	4/15/2030	195,000	[c]	169,267
United Natural Foods, Inc., Gtd. Notes		6.75	10/15/2028	224,000	[c]	212,227
					568,172
Health Care - 5.0%
1375209 BC Ltd., Sr. Scd. Notes		9.00	1/30/2028	200,000	[c]	199,876
Catalent Pharma Solutions, Inc., Gtd. Notes		3.13	2/15/2029	344,000	[c]	297,244
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	470,000	[c]	416,259
Chrome Bidco SASU, Sr. Scd. Bonds	EUR	3.50	5/31/2028	420,000	[c]	362,819
Cidron Aida Finco SARL, Sr. Scd. Bonds	EUR	5.00	4/1/2028	640,000	[c]	596,723
Cidron Aida Finco SARL, Sr. Scd. Bonds	GBP	6.25	4/1/2028	453,000	[c]	469,298
Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	217,000	[c]	173,928
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	280,000	[c]	248,241
Legacy LifePoint Health LLC, Sr. Scd. Notes		6.75	4/15/2025	150,000	[c]	143,511
LifePoint Health, Inc., Gtd. Notes		5.38	1/15/2029	185,000	[c]	121,638
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	107,000	[c]	89,278
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	742,000	[c]	609,909
Nidda Healthcare Holding GmbH, Sr. Scd. Notes	EUR	3.50	9/30/2024	650,000	[c]	674,964
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	345,000	[c]	296,022
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	450,000	[c]	382,480
Prime Healthcare Services, Inc., Sr. Scd. Notes		7.25	11/1/2025	100,000	[c]	90,604
Tenet Healthcare Corp., Gtd. Notes		6.13	10/1/2028	870,000		805,533
					5,978,327
Industrial - .9%
Promontoria Holding 264 BV, Sr. Scd. Bonds	EUR	6.38	3/1/2027	272,000	[c]	279,031
Titan Acquisition Ltd., Sr. Unscd. Notes		7.75	4/15/2026	50,000	[c]	45,571
TK Elevator Holdco GmbH, Gtd. Notes		7.63	7/15/2028	200,000	[c]	183,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.8% (continued)
Industrial - .9% (continued)
TK Elevator US Newco, Inc., Sr. Scd. Notes		5.25	7/15/2027	580,000	[c]	526,055
					1,034,419
Information Technology - 1.2%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	921,000	[c]	729,620
Central Parent, Inc., Sr. Scd. Notes		7.25	6/15/2029	210,000	[c]	205,540
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	235,000	[c]	193,085
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	260,000	[c]	244,930
					1,373,175
Insurance - .8%
Acrisure LLC, Sr. Scd. Notes		4.25	2/15/2029	610,000	[c]	497,153
Acrisure LLC, Sr. Unscd. Notes		7.00	11/15/2025	110,000	[c]	102,930
Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	180,000	[c]	176,221
AssuredPartners, Inc., Sr. Unscd. Notes		5.63	1/15/2029	165,000	[c]	139,990
					916,294
Internet Software & Services - 1.1%
Arches Buyer, Inc., Sr. Scd. Notes		4.25	6/1/2028	149,000	[c]	122,789
Match Group Holdings II LLC, Sr. Unscd. Notes		3.63	10/1/2031	530,000	[c]	415,202
United Group BV, Sr. Scd. Bonds	EUR	3.13	2/15/2026	880,000	[c]	795,879
					1,333,870
Materials - 2.7%
ARD Finance SA, Sr. Scd. Notes		6.50	6/30/2027	200,000	[c,d]	163,768
Ardagh Packaging Finance PLC, Gtd. Notes	GBP	4.75	7/15/2027	380,000	[c]	360,658
Ball Corp., Gtd. Notes		3.13	9/15/2031	352,000		282,239
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	243,000	[c]	219,786
Graham Packaging Co., Inc., Gtd. Notes		7.13	8/15/2028	170,000	[c]	146,407
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	540,000	[c]	483,366
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	370,000	[c]	352,292
LABL, Inc., Sr. Unscd. Notes		8.25	11/1/2029	108,000	[c]	87,555
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	56,000	[c]	52,404
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	636,000	[c]	640,566
Pactiv Evergreen Group Issuer, Inc., Sr. Scd. Notes		4.00	10/15/2027	280,000	[c]	244,510
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	220,000	[c]	208,119
					3,241,670

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.8% (continued)
Media - 4.0%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	610,000	[c]	499,526
Altice Finco SA, Scd. Notes	EUR	4.75	1/15/2028	860,000	[c]	705,830
CCO Holdings LLC, Sr. Unscd. Notes		4.75	3/1/2030	306,000	[c]	257,631
CCO Holdings LLC, Sr. Unscd. Notes		5.13	5/1/2027	420,000	[c]	389,048
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	380,000	[c]	330,959
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	200,000	[c]	114,773
DISH DBS Corp., Gtd. Notes		5.13	6/1/2029	350,000		207,156
DISH DBS Corp., Gtd. Notes		5.88	11/15/2024	560,000		525,190
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	98,000	[c]	99,409
DISH Network Corp., Sr. Unscd. Bonds		3.38	8/15/2026	110,000		70,849
Gray Escrow II, Inc., Gtd. Notes		5.38	11/15/2031	290,000	[c]	215,659
iHeartCommunications, Inc., Sr. Scd. Notes		6.38	5/1/2026	270,000		254,810
Nexstar Media, Inc., Gtd. Notes		5.63	7/15/2027	300,000	[c]	278,906
Virgin Media Finance PLC, Gtd. Notes		5.00	7/15/2030	290,000	[c]	236,611
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	330,000	[c]	266,991
Ziggo BV, Sr. Scd. Notes		4.88	1/15/2030	370,000	[c]	313,387
					4,766,735
Metals & Mining - .8%
Arconic Corp., Scd. Notes		6.13	2/15/2028	150,000	[c]	147,545
FMG Resources (August 2006) Pty Ltd., Gtd. Notes		4.38	4/1/2031	390,000	[c]	329,506
Novelis Corp., Gtd. Notes		3.25	11/15/2026	270,000	[c]	238,287
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	246,000	[c]	222,555
					937,893
Real Estate - 2.5%
Iron Mountain, Inc., Gtd. Notes		5.25	7/15/2030	380,000	[c]	331,793
Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	480,000	[c]	449,043
Park Intermediate Holdings LLC, Sr. Scd. Notes		4.88	5/15/2029	390,000	[c]	326,319
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	740,000	[c]	676,104
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	380,000	[c]	313,606
SBA Communications Corp., Sr. Unscd. Notes		3.13	2/1/2029	510,000		421,566
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	320,000	[c]	301,510
Uniti Group LP, Sr. Scd. Notes		10.50	2/15/2028	210,000	[c]	210,236
					3,030,177
Retailing - 3.2%
B&M European Value Retail SA, Sr. Scd. Notes	GBP	3.63	7/15/2025	320,000		367,730

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.8% (continued)
Retailing - 3.2% (continued)
eG Global Finance PLC, Sr. Scd. Notes	EUR	4.38	2/7/2025	370,000	[c]	343,742
eG Global Finance PLC, Sr. Scd. Notes	EUR	6.25	10/30/2025	135,000	[c]	126,748
Macy's Retail Holdings LLC, Gtd. Notes		4.50	12/15/2034	515,000		374,588
Macy's Retail Holdings LLC, Gtd. Notes		5.88	4/1/2029	190,000	[c]	172,799
New Red Finance, Inc., Sr. Scd. Notes		3.88	1/15/2028	353,000	[c]	314,438
PetSmart, Inc., Gtd. Notes		7.75	2/15/2029	250,000	[c]	244,125
Shiba Bidco SPA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	291,000	[c]	262,814
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	193,000	[c]	161,463
SRS Distribution, Inc., Sr. Scd. Notes		4.63	7/1/2028	73,000	[c]	63,942
Staples, Inc., Sr. Scd. Notes		7.50	4/15/2026	380,000	[c]	338,626
Staples, Inc., Sr. Unscd. Notes		10.75	4/15/2027	250,000	[c]	191,726
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	358,000	[c]	347,188
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	250,000	[c]	227,275
Yum! Brands, Inc., Sr. Unscd. Notes		5.38	4/1/2032	240,000		222,661
					3,759,865
Technology Hardware & Equipment - .3%
Presidio Holdings, Inc., Gtd. Notes		8.25	2/1/2028	140,000	[c]	133,188
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	261,000		246,671
					379,859
Telecommunication Services - 5.1%
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	211,000	[c]	174,461
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	400,000	[c]	329,884
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	586,000	[c]	459,239
CommScope Technologies LLC, Gtd. Notes		6.00	6/15/2025	150,000	[c]	143,903
CommScope, Inc., Gtd. Notes		8.25	3/1/2027	354,000	[c]	301,288
Connect Finco Sarl, Sr. Scd. Notes		6.75	10/1/2026	715,000	[c]	662,190
Consolidated Communications, Inc., Sr. Scd. Notes		6.50	10/1/2028	311,000	[c]	227,808
Eolo SPA, Sr. Scd. Bonds	EUR	4.88	10/21/2028	240,000	[c]	197,308
Frontier Communications Holdings LLC, Scd. Notes		5.88	11/1/2029	112,737		90,443
Frontier Communications Holdings LLC, Sr. Scd. Notes		5.88	10/15/2027	360,000	[c]	334,800
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	200,000	[c]	187,116
Level 3 Financing, Inc., Gtd. Notes		4.63	9/15/2027	180,000	[c]	134,716
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	450,000	[c]	430,199
Lumen Technologies, Inc., Sr. Scd. Notes		4.00	2/15/2027	162,000	[c]	124,570

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.8% (continued)
Telecommunication Services - 5.1% (continued)
PLT VII Finance SARL, Sr. Scd. Notes	EUR	4.63	1/5/2026	530,000	[c]	523,194
TalkTalk Telecom Group Ltd., Gtd. Notes	GBP	3.88	2/20/2025	290,000		291,148
Telecom Italia Capital SA, Gtd. Notes		6.00	9/30/2034	200,000		167,299
Telecom Italia SPA, Sr. Unscd. Notes		5.30	5/30/2024	200,000	[c]	194,946
ViaSat, Inc., Sr. Unscd. Notes		5.63	9/15/2025	800,000	[c]	741,480
Zayo Group Holdings, Inc., Sr. Scd. Notes		4.00	3/1/2027	466,000	[c]	357,946
					6,073,938
Transportation - .1%
First Student Bidco, Inc., Sr. Scd. Notes		4.00	7/31/2029	211,000	[c]	180,598
Utilities - 2.8%
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	155,000	[c]	131,001
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	855,000	[c]	704,487
Energia Group Ni Financeco PLC, Sr. Scd. Notes	GBP	4.75	9/15/2024	505,000		588,457
Energia Group Ni Financeco PLC, Sr. Scd. Notes	GBP	4.75	9/15/2024	690,000	[c]	804,030
NRG Energy, Inc., Gtd. Notes		3.63	2/15/2031	509,000	[c]	395,188
NRG Energy, Inc., Gtd. Notes		5.25	6/15/2029	250,000	[c]	222,819
Pike Corp., Gtd. Notes		5.50	9/1/2028	185,000	[c]	160,726
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	365,000	[c,g]	341,791
					3,348,499
Total Bonds and Notes (cost $116,587,214)				105,261,244

Floating Rate Loan Interests - 50.1%
Advertising - .3%
CB Poly US Holdings, Inc., Initial Term Loan, 3 Month Term SOFR +5.50%		10.08	5/20/2029	132,142	[e]	129,168
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1-3 Month LIBOR +3.50%		8.28	8/21/2026	277,904	[e]	263,777
					392,945
Airlines - .1%
American Airlines, Inc., Seventh Amendment Extended Term Loan, 6 Month Term SOFR +3.18%		8.15	2/15/2028	130,000	[e]	126,790
Building Materials - 2.2%
BME Group Holding BV, Facility Term Loan B, 3 Month EURIBOR +3.50%	EUR	5.99	10/31/2026	1,000,000	[e]	1,013,853

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.1% (continued)
Building Materials - 2.2% (continued)
Cornerstone Building, New Term Loan B, 6 Month LIBOR +3.25%		7.84	4/12/2028	432,491	[e]	401,946
LSF10 XL Bidco SCA, Facility Term Loan B-4, 3 Month EURIBOR +3.93%	EUR	6.13	4/9/2028	1,280,206	[e]	1,165,695
					2,581,494
Chemicals - .3%
INEOS US Finance LLC, Term Loan B, 1 Month LIBOR +3.50%		3.75	2/10/2030	316,863	[e]	314,931
Commercial & Professional Services - 9.2%
Albion Financing 3 Sarl, Term Loan B, 3 Month EURIBOR +5.25%	EUR	7.64	8/17/2026	1,000,000	[e]	1,041,501
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.15%		9.73	12/30/2027	584,100	[e]	507,437
APX Group, Inc., Initial Term Loan, 1 Month LIBOR +3.25% & 3 Month PRIME +2.25%		8.92	7/9/2028	363,119	[e]	353,985
Avs Group Gmbh, Facility Term Loan B-2, 3 Month EURIBOR +3.75%	EUR	3.75	9/10/2026	1,000,000	[e]	1,014,509
CIBT Global, Inc., First Lien Term Loan, 3 Month LIBOR +1.00%		5.73	6/1/2024	1,055,005	[e]	766,857
Electro Rent Corp., Extended Term Loan, 3 Month Term SOFR +5.50%		10.27	11/1/2024	216,890	[e]	213,908
Element Materials Technology, Delayed Draw Term Loan B, 3 Month Term SOFR +4.35%		8.93	6/24/2029	25,277	[e,h]	25,119
Element Materials Technology, USD Initial Term Loan B, 3 Month Term SOFR +4.35%		8.93	6/24/2029	54,767	[e]	54,425
Galaxy US Opco, Inc., Initial Term Loan, 1 Month Term SOFR +4.75%		5.25	5/2/2029	90,000	[e]	81,675
Indigocyan Holdco 3 Ltd., Facility Term Loan B, 3 Month SONIA +4.87%	GBP	8.80	12/31/2024	2,000,000	[e]	2,320,009
Indy US Holdco LLC, Term Loan, 3 Month EURIBOR +6.50%	EUR	6.50	3/5/2028	1,000,000	[e]	986,305
Minerva Bidco Ltd., Term Loan B, 3 Month SONIA +4.62%	GBP	8.56	7/31/2025	1,000,000	[e]	1,147,218
Modulaire Group Holdings, Facility Term Loan B, 3 Month EURIBOR +4.50%	EUR	6.70	12/31/2028	1,000,000	[e]	1,019,364
Neptune Bidco US, Inc., Dollar Term Loan B, 3 Month Term SOFR +5.10%		9.74	4/11/2029	493,189	[e]	454,762
Praesidiad Ltd., Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	5.98	10/4/2024	1,000,000	[e]	650,485

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.1% (continued)
Commercial & Professional Services - 9.2% (continued)
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, 1 Month LIBOR +4.00%		8.63	7/8/2028	216,043	[e]	210,845
					10,848,404
Consumer Discretionary - 5.4%
Ammega Group BV, Facility Term Loan B, 3 Month EURIBOR +3.75%	EUR	5.95	9/11/2025	1,150,000	[e]	1,186,250
Banijay Entertainment, Facility Term Loan B, 3 Month EURIBOR +3.75%	EUR	5.91	3/1/2025	1,000,000	[e]	1,050,248
Carnival Corp., 2021 Advance Incremental Term Loan B, 1 Month LIBOR +3.25%		7.88	10/18/2028	244,261	[e]	237,544
Scientific Games Holdings, Term Loan B-2, 3 Month Term SOFR +3.50%		8.10	4/4/2029	760,996	[e]	749,459
Silk Bidco AS, Facility Term Loan C, 6 Month EURIBOR +8.00%	EUR	10.63	6/16/2023	1,000,000	[e]	1,054,395
Stage Entertainment BV, Facility Term Loan B-2, 3 Month EURIBOR +3.25%	EUR	5.86	5/2/2026	1,000,000	[e]	1,002,832
Tecta America Corp., First Lien Initial Term Loan, 1 Month Term SOFR +4.25%		8.98	4/9/2028	1,142,121	[e]	1,125,469
					6,406,197
Consumer Staples - .6%
Hunter Douglas, Inc., Tranche Term Loan B-1, 1 Month LIBOR +3.50%		8.39	2/25/2029	265,000	[e]	244,604
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, 3 Month LIBOR +3.75%		8.70	12/22/2026	537,679	[e]	524,573
					769,177
Diversified Financials - 1.0%
BHN Merger Sub, Inc., First Lien Term Loan, 3 Month Term SOFR +3.00%		7.89	6/15/2025	289,321	[e]	284,485
BHN Merger Sub, Inc., Second Lien Term Loan, 3 Month LIBOR +7.00%		11.81	6/15/2026	175,000	[e]	151,550
Russell Investments US, 2025 New Term Loan, 1 Month LIBOR +3.50%		8.13	5/30/2025	431,075	[e]	425,417
Tegra118 Wealth Solution, Initial Term Loan, 1 Month Term SOFR +4.00%		8.56	2/18/2027	360,750	[e]	352,070
					1,213,522

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.1% (continued)
Electronic Components - .8%
ADB Safegate BVBA, Facility Term Loan B, 3 Month EURIBOR +4.75%	EUR	6.72	10/2/2024	1,000,000	[e]	893,762
Energy - .5%
Freeport LNG Investments, Initial Term Loan B, 3 Month LIBOR +3.50%		8.31	12/21/2028	620,486	[e]	607,204
Environmental Control - .2%
Packers Holdings LLC, Initial Term Loan, 1 Month LIBOR +3.25%		7.85	3/9/2028	219,258	[e]	201,404
Food Products - 1.7%
Biscuit Holding SASU, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	5.86	2/14/2027	1,000,000	[e]	830,591
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		8.33	6/8/2028	230,856	[e]	227,970
ZF Invest SAS, Term Loan B, 3 Month EURIBOR +3.93%	EUR	6.21	7/12/2028	1,000,000	[e]	956,557
					2,015,118
Food Service - .8%
Telfer Investments, Facility Term Loan B-1, 3 Month EURIBOR +4.75%	EUR	4.75	7/1/2026	1,000,000	[e]	966,473
Health Care - 10.8%
Aenova Holding GmbH, Facility Term Loan B-2, 6 Month EURIBOR +4.50%	EUR	7.33	3/31/2026	1,000,000	[e]	987,062
Auris Luxembourg III SA, Facility Term Loan B-1, 6 Month EURIBOR +4.00%	EUR	6.44	2/21/2026	2,000,000	[e]	1,958,808
Baart Programs, Inc., Delayed Draw Term Loan, 3 Month LIBOR +3.00%		5.36	6/11/2027	485,251	[e,h]	458,562
Baart Programs, Inc., Term Loan, 3 Month LIBOR +5.00%		9.73	6/11/2027	529,531	[e]	500,407
Chrome Bidco SASU, Facility Term Loan B, 3 Month EURIBOR +3.25%	EUR	3.25	6/1/2028	1,000,000	[e]	997,088
Diaverum Holding SARL, Facility Term Loan B, 3 Month EURIBOR +3.25%	EUR	5.43	7/31/2024	1,000,000	[e]	1,010,934
eResearchTechnology, Inc., First Lien Initial Term Loan, 1 Month LIBOR +4.50%		9.13	2/4/2027	155,000	[e]	143,084
Financiere Verdi I SASU, Facility Term Loan B, 3 Month SONIA +4.50%	GBP	8.45	4/15/2028	1,000,000	[e]	1,071,138
Gainwell Acquisition Corp., Term Loan B, 3 Month LIBOR +4.00%		8.73	10/1/2027	561,293	[e]	542,068

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.1% (continued)
Health Care - 10.8% (continued)
HomeVi, Senior Facility Term Loan B-1, 3 Month EURIBOR +3.25%	EUR	5.74	10/31/2026	1,000,000	[e]	930,654
Inovie SASU, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	6.20	3/3/2028	2,000,000	[e]	1,981,982
Radiology Partners, Inc., Replacement Term Loan B, 1 Month LIBOR +4.25%		8.88	7/9/2025	240,000	[e]	206,233
Sharp Services LLC, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		8.73	1/20/2029	227,758	[e]	222,633
Sirona Bidco SASU, Additional Facility Term Loan 1, 1 Month EURIBOR +4.25%	EUR	6.66	12/16/2028	1,000,000	[e]	1,017,211
Sotera Health Holdings LLC, Term Loan, 1 Month LIBOR +3.75%		4.25	12/11/2026	335,000	[e]	328,300
WCG Purchaser Corp., First Lien Initial Term Loan, 3 Month LIBOR +4.00%		8.95	1/8/2027	479,740	[e]	458,751
					12,814,915
Industrial - 1.8%
KP Germany Erste GmbH, Facility Term Loan B, 6 Month EURIBOR +4.75%	EUR	5.77	2/9/2026	1,000,000	[e]	982,524
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		7.88	6/22/2028	315,048	[e]	304,957
Titan Acquisition Ltd., Initial Term Loan, 3 Month LIBOR +3.00%		8.15	3/28/2025	580,201	[e]	557,681
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		8.73	3/8/2025	333,617	[e]	300,255
					2,145,417
Information Technology - 6.8%
Ascend Learning LLC, Initial Term Loan, 1 Month LIBOR +3.50%		8.12	12/10/2028	195,717	[e]	184,341
Camelia Bidco Ltd., Facility Term Loan B-1, 3 Month SONIA +4.77%	GBP	8.20	10/5/2024	2,000,000	[e]	2,268,888
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		8.88	12/16/2025	169,318	[e]	164,697
Finthrive Software Intermediate, Term Loan, 1 Month LIBOR +4.00%		8.63	12/17/2028	344,736	[e]	323,047
Fintrax International Holdings, New Facility Term Loan B-1, 3 Month EURIBOR +5.25%	EUR	7.64	5/27/2026	598,086	[e]	615,990

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.1% (continued)
Information Technology - 6.8% (continued)
Fintrax International Holdings, New Facility Term Loan B-2, 3 Month EURIBOR +5.25%	EUR	7.64	5/27/2026	20,096	[e]	20,697
Fintrax International Holdings, New Facility Term Loan B-3, 3 Month EURIBOR +5.25%	EUR	7.64	5/27/2026	231,100	[e]	238,019
Fintrax International Holdings, New Facility Term Loan B-4, 3 Month EURIBOR +5.25%	EUR	7.64	5/27/2026	150,718	[e]	155,229
ION Corporate Solutions, Initial Euro Term Loan, 3 Month EURIBOR +3.75%	EUR	3.75	3/11/2028	1,000,000	[e]	1,039,196
Mitchell International, Second Lien Initial Term Loan, 1 Month LIBOR +6.50%		11.13	10/15/2029	158,974	[e]	136,023
Mitnick Corporate Purchaser, Initial Term Loan, 3 Month Term SOFR +4.75%		9.53	5/2/2029	300,247	[e]	289,439
Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month LIBOR +4.00%		8.73	6/4/2028	540,000	[e]	501,074
Polaris Newco LLC, Sterling Term Loan, 1 Month SONIA +5.25%	GBP	9.19	6/4/2028	987,500	[e]	1,109,870
Quest Software, Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.25%		9.08	2/1/2029	653,822	[e]	565,105
Roper Industrial Product, Initial Dollar Term Loan, 3 Month Term SOFR +4.50%		8.93	11/22/2029	461,538	[e]	456,346
					8,067,961
Insurance - 1.7%
Asurion LLC, New Term Loan B-4, 1 Month LIBOR +5.25%		9.88	1/20/2029	414,791	[e]	355,269
Asurion LLC, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%		9.88	2/3/2028	1,068,450	[e]	915,127
Mayfield Agency Borrower, Term Loan B, 1 Month Term SOFR +5.00%		5.00	2/14/2028	699,401	[e]	684,539
					1,954,935
Internet Software & Services - .8%
Endure Digital, Inc., Initial Term Loan, 1 Month LIBOR +3.50%		8.07	2/10/2028	313,489	[e]	291,780
ION Trading Finance Ltd., Initial Dollar Term Loan, 3 Month LIBOR +4.75%		9.48	4/1/2028	216,700	[e]	203,969

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.1% (continued)
Internet Software & Services - .8% (continued)
Proofpoint, Inc., Initial Term Loan, 1 Month LIBOR +3.25%		7.88	8/31/2028	433,253	[e]	421,881
					917,630
Materials - 1.4%
Berlin Packaging LLC, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%		8.40	3/11/2028	288,984	[e]	283,746
Grinding Media, Inc., First Lien Initial Term Loan, 6 Month LIBOR +4.00%		8.23	10/12/2028	324,624	[e]	306,770
MAR Bidco Sarl, USD Facility Term Loan B, 3 Month LIBOR +4.30%		9.03	6/28/2028	179,448	[e]	166,887
Mauser Packaging Solutions, Initial Term Loan, 3 Month Term SOFR +4.00%		8.56	8/10/2026	233,347	[e]	231,743
Proampac PG Borrower LLC, 2020-1 Term Loan, 1-3 Month LIBOR +3.75%		8.38	11/3/2025	422,568	[e]	416,935
Valcour Packaging LLC, Second Lien Initial Term Loan, 3 Month LIBOR +7.00%		11.23	9/30/2029	350,000	[e]	245,000
					1,651,081
Media - .6%
DIRECTV Financing LLC, Closing Date Term Loan, 1 Month LIBOR +5.00%		9.63	8/2/2027	461,335	[e]	449,933
Sinclair Television Group, Term Loan B-2, 1 Month LIBOR +2.50%		7.14	9/30/2026	314,552	[e]	305,508
					755,441
Retailing - .4%
Great Outdoors Group LLC, Term Loan B-2, 1 Month LIBOR +3.75%		8.38	3/5/2028	199,902	[e]	197,341
New Look Corporate Ltd., Term Loan, 6 Month GBPLIBOR +0.00%	GBP	0.00	11/9/2029	24,012	[e,i]	1,300
Staples, Inc., 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		9.81	4/12/2026	236,291	[e]	219,624
					418,265
Semiconductors & Semiconductor Equipment - .4%
Natel Engineering Co., Inc., Initial Term Loan, 3 Month LIBOR +6.25%		10.42	4/30/2026	489,278	[e]	439,127
Technology Hardware & Equipment - 1.0%
Atlas CC Acquisition Corp., First Lien Term Loan B, 3 Month Term SOFR +4.51%		9.40	5/25/2028	521,185	[e]	458,458

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.1% (continued)
Technology Hardware & Equipment - 1.0% (continued)
Atlas CC Acquisition Corp., First Lien Term Loan C, 3 Month LIBOR +4.51%	9.40	5/25/2028	106,004	[e]	93,246
Mcafee Corp., Tranche Term Loan B-1, 1 Month Term SOFR +3.85%	8.42	3/1/2029	445,199	[e]	418,320
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR +4.00%	8.87	8/20/2025	260,000	[e]	242,645
				1,212,669
Telecommunication Services - .7%
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.00%	8.58	12/17/2027	885,045	[e]	872,415
Transportation - .3%
OLA Netherlands BV, Term Loan, 1 Month Term SOFR +6.35%	10.91	12/3/2026	218,216	[e]	208,397
Worldwide Express, Inc., First Lien Initial Term Loan, 3 Month LIBOR +4.00%	8.73	7/26/2028	131,749	[e]	127,199
				335,596
Utilities - .3%
Eastern Power LLC, Term Loan B, 3 Month LIBOR +3.75%	8.48	10/2/2025	447,421	[e]	408,446
Total Floating Rate Loan Interests (cost $62,793,237)			59,331,319
			Shares	[b]
Common Stocks - .0%
Information Technology - .0%
Skillsoft Corp.			17,443	[j]	27,211
Media - .0%
Altice USA, Inc., Cl. A			2,000	[j]	7,920
Retailing - .0%
New Look, Cl. B			611,628	[i,j]	0
Total Common Stocks (cost $223,726)			35,131

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,681,753)	4.65	1,681,753	[k] 1,681,753
Total Investments (cost $181,285,930)		140.3%	166,309,447
Liabilities, Less Cash and Receivables		(40.3%)	(47,769,214)
Net Assets		100.0%	118,540,233

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities were valued at $93,892,634 or 79.21% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

g Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

h Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

i The fund held Level 3 securities at February 28, 2023. These securities were valued at $1,300 or .0% of net assets.

j Non-income producing security.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Non-cyclical	32.2
Collateralized Loan Obligations	29.2
Consumer, Cyclical	19.1
Communications	13.4
Industrial	13.4
Financial	11.0
Technology	9.7
Energy	4.6
Utilities	3.2
Basic Materials	3.1
Investment Companies	1.4
140.3

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 8/31/2022	Purchases ($)†	Sales ($)	Value ($) 2/28/2023	Dividends/ Distributions ($)
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	7,602,310	64,546,074	(70,466,631)	1,681,753	117,537

† Includes reinvested dividends/distributions.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Barclays Capital, Inc.
United States Dollar	445,445	Euro	420,000	3/23/2023	581
Citigroup Global Markets Inc.
United States Dollar	12,857,382	Euro	12,045,000	3/23/2023	99,312
United States Dollar	8,183,977	British Pound	6,755,000	3/23/2023	55,256
United States Dollar	6,051,661	British Pound	4,995,000	3/23/2023	40,859
United States Dollar	42,899,281	Euro	40,195,000	3/23/2023	324,718
Gross Unrealized Appreciation					520,726

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	179,604,177	164,627,694
Affiliated issuers	1,681,753	1,681,753
Cash		1,045,686
Cash denominated in foreign currency	2,347,471	2,343,899
Receivable for investment securities sold		10,127,938
Dividends and interest receivable		2,007,233
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		520,726
Prepaid expenses		2,521
		182,357,450
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		289,379
Loan payable ($46,500,000 face amount, respectively, report net of unamortized debt issuance cost of $117,304)—Note 2		46,382,696
Payable for investment securities purchased		16,954,009
Interest and loan fees payable—Note 2		5,030
Directors’ fees and expenses payable		3,582
Other accrued expenses		182,521
		63,817,217
Net Assets ($)		118,540,233
Composition of Net Assets ($):
Paid-in capital		146,978,796
Total distributable earnings (loss)		(28,438,563)
Net Assets ($)		118,540,233

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)	15,000,727
Net Asset Value Per Share ($)	7.90

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2023 (Unaudited)

Investment Income ($):
Income:
Interest	6,563,670
Dividends:
Unaffiliated issuers	1,213
Affiliated issuers	117,537
Total Income	6,682,420
Expenses:
Management fee—Note 3(a)	676,789
Interest expense and loan fees—Note 2	1,369,606
Custodian fees—Note 3(b)	138,424
Professional fees	76,731
Directors’ fees and expenses—Note 3(c)	12,224
Registration fees	11,935
Shareholders’ reports	10,572
Shareholder servicing costs	8,242
Chief Compliance Officer fees—Note 3(b)	4,725
Miscellaneous	77,930
Total Expenses	2,387,178
Net Investment Income	4,295,242
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(6,218,258)
Net realized gain (loss) on forward foreign currency exchange contracts	(1,759,772)
Net Realized Gain (Loss)	(7,978,030)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	8,225,641
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	345,753
Net Change in Unrealized Appreciation (Depreciation)	8,571,394
Net Realized and Unrealized Gain (Loss) on Investments	593,364
Net Increase in Net Assets Resulting from Operations	4,888,606

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended February 28, 2023 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(61,715,347)
Proceeds from sales of portfolio securities	64,818,881
Net purchase (sales) of short-term securities	7,084,570
Dividends and interest income received	6,702,608
Interest and loan fees paid	(1,455,516)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(767,882)
Operating expenses paid	(93,953)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	(1,759,772)
Net Cash Provided (or Used) in Operating Activities		12,813,589
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(5,250,254)
Decrease in loan outstanding	(7,500,000)
Net Cash Provided (or Used) in Financing Activities		(12,750,254)
Effect of Foreign Exchange Rate Changes on Cash		(12,619)
Net Increase (Decrease) in Cash		50,716
Cash and cash denominated in foreign currency at beginning of period		3,338,869
Cash and Cash Denominated in Foreign Currency at End of Period		3,389,585
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		4,888,606
Adjustments to Reconcile Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash
Provided (or Used) in Operating Activities ($):
Decrease in investments in securities at cost		17,712,891
Decrease in dividends and interest receivable		20,188
Increase in receivable for investment securities sold		(8,130,043)
Decrease in prepaid expenses		11,735
Increase in Due to BNY Mellon Investment Adviser, Inc. and affiliates		52,056
Increase in payable for investment securities purchased		6,823,514
Decrease in interest and loan fees payable		(1,071)
Increase in unamortized debt issuance cost		(84,839)
Increase in Directors' fees and expenses payable		856
Increase in other accrued expenses		91,090
Net change in unrealized (appreciation) depreciation on investments		(8,571,394)
Net Cash Provided (or Used) in Operating Activities		12,813,589

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations ($):
Net investment income	4,295,242	8,220,345
Net realized gain (loss) on investments	(7,978,030)	4,393,029
Net change in unrealized appreciation (depreciation) on investments	8,571,394	(26,604,516)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,888,606	(13,991,142)
Distributions ($):
Distributions to shareholders	(4,500,218)	(8,997,622)
Capital Stock Transactions ($):
Distributions reinvested	-	194,987
Increase (Decrease) in Net Assets from Capital Stock Transactions	-	194,987
Total Increase (Decrease) in Net Assets	388,388	(22,793,777)
Net Assets ($):
Beginning of Period	118,151,845	140,945,622
End of Period	118,540,233	118,151,845
Capital Share Transactions (Shares):
Shares issued for distributions reinvested	-	20,879
Net Increase (Decrease) in Shares Outstanding	-	20,879

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Six Months Ended
February 28, 2023		Year Ended August 31,
(Unaudited)		2022	2021	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	7.88	9.41	8.60	9.20	9.65	9.84[b]
Investment Operations:
Net investment income[c]	.29	.55	.63	.63	.69	.56
Net realized and unrealized gain (loss) on investments	.33	(1.48)	.78	(.60)	(.49)	(.24)
Total from Investment Operations	.62	(.93)	1.41	.03	.20	.32
Distributions:
Dividends from net investment income	(.60)	(.60)	(.60)	(.63)	(.58)	(.49)
Dividends from net realized gain on investments	-	-	-	-	(.07)	-
Total Distributions	(.60)	(.60)	(.60)	(.63)	(.65)	(.49)
Offering costs charged to paid-in capital		-	-	-	-	(.02)
Net asset value, end of period	7.90	7.88	9.41	8.60	9.20	9.65
Market value, end of period	7.68	7.48	9.58	8.12	9.29	9.17
Market Price Total Return (%)	6.95[d]	(16.17)	26.24	(5.61)	9.08	(3.57)[d]
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets	4.18[f]	2.87	2.42	2.69[e]	3.00	2.73[f]
Ratio of net expenses to average net assets	4.18[f]	2.87	2.42	2.69[e]	2.99	2.73[f]
Ratio of interest expense and loan fees to average net assets	2.40[f]	1.12	.76	1.05[e]	1.52	1.15[f]
Ratio of net investment income to average net assets	7.52[f]	6.24	6.87	7.37[e]	7.43	6.92[f]
Portfolio Turnover Rate	42.90[d]	60.09	85.31	85.90	54.94	67.71[d]
Net Assets, end of period ($ x 1,000)	118,540	118,152	140,946	128,744	137,587	144,411
Average borrowings outstanding ($ x 1,000)	45,365	57,134	55,386	55,279	60,000	56,177
Weighted average number of fund shares outstanding ($ x 1,000)	15,001	14,997	14,968	14,963	14,961	14,866
Average amount of debt per share ($)	3.02	3.81	3.70	3.69	4.01	3.78

a From October 27, 2017 (commencement of operations) to August 31, 2018.

b Reflects a deduction of $.16 per share sales load from the initial offering price of $10.00 per share.

c Based on average shares outstanding.

d Not annualized.

e The ratios have been corrected due to immaterial corrections within the August 31, 2020 annual shareholder report which reflected a total expense ratio of 1.87%, a net expense ratio of 1.87%, an interest expense and loan fees ratio of .73% and a net investment income of 5.14%. The prior ratios were based on managed assets not average net assets.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund has a limited term of approximately seven years. The fund’s investment objectives are to seek high current income and to return at least $9.835 (the “Original NAV”) per share of Common Share (the public offering price per Common Share after deducting a sales load of $0.165 per Common Share but before deducting offering costs of $0.02 per Common Share) to holders of record of Common Shares on or about December 1, 2024 (subject to certain extensions). The objective to return at least the fund’s Original NAV is not an express or implied guarantee obligation of the fund, BNY Mellon Investment Adviser, Inc. Alcentra NY, LLC or any other entity, and an investor may receive less than the Original NAV upon termination of the fund. There is no assurance the fund will achieve either of its investment objectives and achieving its investment objectives will depend on a number of factors, including market conditions and the success of various portfolio strategies and cash flow management techniques. Based on market conditions as of the date of this report, management anticipates that the likelihood of the fund achieving its objective of returning its Original NAV upon termination of the fund has decreased substantially since the fund’s inception.

BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser. Prior to November 1, 2022 (the “Closing Date”), the Sub-Adviser served as the sub-adviser to the fund pursuant to a sub-investment advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. Prior to the Closing Date, the Sub-Adviser was an indirect subsidiary of BNY Mellon and an affiliate of the Adviser.

On May 30, 2022, BNY Mellon entered into a definitive agreement to sell all of its indirect equity interest in Alcentra Group Holdings, Inc., including its subsidiary the Sub-Adviser (the “Transaction”), to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton (“Franklin Templeton”). Franklin Templeton, through its specialist investment managers, offers boutique specialization on a global scale, bringing extensive capabilities in fixed income, equity, alternatives, and multi-asset solutions. The Transaction was completed on the Closing Date.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a result of the Transaction, there was a “change in control” of the Sub-Adviser, which effected an assignment and automatic termination of the Prior Sub-Advisory Agreement, pursuant to its terms and the applicable provisions of the Act, as of the Closing Date. Consequently, the fund’s Board of Directors (the “Board”) had approved a new sub-investment advisory agreement (the “New Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser, with respect to the fund, and called a Special Meeting of Stockholders which was held on October 13, 2022 to seek stockholder approval of the New Sub-Advisory Agreement. At the Special Meeting of Stockholders held on October 13, 2022, stockholders of the fund approved the New Sub-Advisory Agreement.

There was no increase in the advisory fee payable by the fund to the Adviser as a consequence of the Transaction and the sub-advisory fee payable by the Adviser to the Sub-Adviser under the New Sub-Advisory Agreement is the same as that payable by the Adviser to the Sub-Adviser under the Prior Sub-Advisory Agreement. The New Sub-Advisory Agreement is substantially similar in material respects to the Prior Sub-Advisory Agreement and the fund’s investment strategy and management policies currently are not expected to change in connection with the implementation of the New Sub-Advisory Agreement. The fund’s Common Shares trade on the New York Stock Exchange (the “NYSE”) under the ticker symbol DCF.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	34,628,881	-	34,628,881
Corporate Bonds	-	70,632,363	-	70,632,363
Equity Securities - Common Stocks	35,131	-	0	35,131
Floating Rate Loan Interests	-	59,330,019	1,300	59,331,319
Investment Companies	1,681,753	-	-	1,681,753
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	520,726	-	520,726

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Floating Rate Loan Interests & Equity Securities-Common Stocks ($)
Balance as of 8/31/2021††	5,579
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(4,279)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 2/28/2023†	1,300
The amount of total net realized gains (loss) for the period included in earnings attributable to the net change in unrealized appreciation (depreciation) relating to investments still held at 2/28/2023	(4,279)

† Securities deemed as Level 3 due to lack of significant observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Interest income from investments in collateralized loan obligation (“CLO”) equity is recorded based upon an effective yield to maturity utilizing assumed cash flows. The Adviser monitors the expected cash flows from its CLO equity investments and effective yield is determined and adjusted as needed. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: An investment in the fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in Common Shares represents an indirect investment in the credit instruments and other investments and assets owned by the fund. The value of the fund’s portfolio investments may move up or down, sometimes rapidly and unpredictably. The value of the instruments in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel and imposing prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Credit Risk: The fund invests primarily in credit instruments, which are subject to credit risk. Credit risk is the risk that one or more credit instruments in the fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. Losses may occur because the market value of a credit instrument is affected by the creditworthiness or perceived creditworthiness of the issuer and by general economic and specific industry conditions and the fund’s investments will often be subordinate to other debt in the issuer’s capital structure. Because the fund generally expects to invest a significant portion of its Managed Assets (as defined below) in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of below investment grade instruments are more sensitive to negative developments, such as a decline in the issuer’s

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

revenues or a general economic downturn, than are the prices of investment grade instruments, which may reduce the fund's net asset value.

Floating Rate Loan Risk. Unlike publicly traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans may not be considered to be “securities” for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

Collaterlized Debt Obligations (“CDO”) Risk: The risks of an investment in a CDO, including a Collaterlized Bank Obligation or CLO, depend largely on the type of the collateral and the tranche of the CDO in which the fund invests. CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CDO securities as an asset class. In addition to the normal risks associated with credit-related securities discussed elsewhere in this prospectus (e.g., interest rate risk and default risk), investments in CDOs may be more volatile, less liquid and more difficult to price than other types of investments.

Additional Information section within the annual report dated August 31, 2022, provides more details about the principal risk factors.

(f) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

For the purpose of pursuing its investment objective of returning at least the Original NAV, the fund intends to retain a limited portion of its net investment income continuing until the final liquidating distribution. The fund also may retain a portion of its short-term capital gains and all or a portion of its long-term capital gains. The extent to which the fund retains income or capital gains, and the cumulative amount so retained, will depend on, among other things, prevailing market conditions, portfolio turnover and reinvestment and overall performance of the credit instruments held by the fund. Adjustments to the amounts of income retained and the resulting distribution rate will take into account, among other factors, the then-current projections of the fund’s net asset value on the Termination Date in the absence of income retention. The fund anticipates that the possibility of some credit losses combined with the potential for declines in income over the term of the fund, as the duration and weighted average maturity of the portfolio shorten, will likely result in successive reductions in distributions over the approximate seven-year

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

term of the fund. The timing and amounts of these reductions cannot be predicted. While the amounts retained would be included in the final liquidating distribution of the fund, the fund’s distribution rate over the term of the fund will be lower, and possibly significantly lower, than if the fund distributed substantially all of its net investment income and gains in each year. To the extent that the market price of Common Shares over time is influenced by the fund’s distribution rate, the reduction of the fund’s monthly distribution rate because of the retention of income is expected to negatively impact the market price of the Common Shares. Any such negative effect on the market price of the Common Shares may not be offset even though the fund’s net asset value and liquidating distribution would be higher as a result of retaining income. In the event that the fund elects to distribute all of its net investment income or gains (if any) in each year, rather than retaining such income or gains, there is an increased risk to Common Shareholders that the final liquidating distribution may be less than Original NAV.

On February 24, 2023, the Board declared a cash dividend of $.050 per share from undistributed net investment income, payable on March 24, 2023 to Common Shareholders of record as of the close of business on March 10, 2023. The ex-dividend date was March 9, 2023.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $4,992,843 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2022. The fund has

$190,828 of short-term capital losses and $4,802,015 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2022 was as follows: ordinary income $8,997,622. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.

The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the LIBOR would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR.

In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848.

Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024 (“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.

Management had evaluated the impact of Topic 848 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management has no concerns in adopting Topic 848 by FASB Sunset Date. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Borrowings:

The fund has a $68,000,000 Revolving Credit Facility Credit Agreement with Societe Generale (the “Agreement”), which terminates on December

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

31, 2024 (or the prior business day, as necessary). Under the terms of the Agreement, the fund may borrow (“Loans”) on collateralized basis. The interest to be paid by the fund on such Loans is determined with reference to the principal amount of each Loan outstanding from time to time. The fund also pays additional fees pursuant to the Agreement.

During the period ended February 28, 2023, total fees pursuant to the Agreement amounted to $1,369,606 inclusive of $1,250,237 of interest expense and $119,369 of loan fees. These fees are included in Interest expense and loan fees in the Statement of Operations.

The average amount of borrowings outstanding under the Agreement during the period ended February 28, 2023 was $45,364,641 with a related weighted average annualized interest rate of 5.56%. The fund’s borrowings under the Agreement are secured by its portfolio holdings.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a Management Agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s “Managed Assets” and is payable monthly. “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Pursuant to the Prior Sub-Advisory Agreement and New Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee at the annual rate of .425% of the value of the fund’s average daily Managed Assets and is payable monthly.

(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended February 28, 2023, the fund was charged $138,424 pursuant to the custody agreement.

During the period ended February 28, 2023, the fund was charged $4,725 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $107,835, Custodian fees of $180,000 and Chief Compliance Officer fees of $1,544.

(c) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended February 28, 2023, amounted to $67,254,010 and $72,543,390, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At February 28, 2023, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

Each type of derivative instrument that was held by the fund during the period ended February 28, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at February 28, 2023 are set forth in the Statement of Investments.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At February 28, 2023, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	520,726	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	520,726	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	520,726	-

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of February 28, 2023:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Barclays Capital, Inc.	581		-	-		581
Citigroup Global Markets Inc.	520,145		-	(400,000)		120,145
Total	520,726		-	(400,000)		120,726

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2023:

Average Market Value ($)
Forward contracts	61,268,378

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 28, 2023, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $14,455,757, consisting of $3,522,180 gross unrealized appreciation and $17,977,937 gross unrealized depreciation.

At February 28, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

OFFICERS AND DIRECTORS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Officers (continued)
Independent Board Members:	Assistant Treasurers (continued)
Joseph S. DiMartino, Chairman	Robert Salviolo
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Chief Compliance Officer
Kenneth A. Himmel	Joseph W. Connolly
Bradley Skapyak	Portfolio Managers
Roslyn M. Watson	Chris Barris
Benaree Pratt Wiley	Brandon Chao
Kevin Cronk
Officers
President	Adviser
David DiPetrillo	BNY Mellon Investment Adviser, Inc.
Chief Legal Officer	Sub-Adviser
Peter M. Sullivan	Alcentra NY, LLC
Vice President and Secretary	Custodian
James Bitetto	The Bank of New York Mellon
Vice Presidents and Assistant Secretaries	Counsel
Deirdre Cunnane	Proskauer Rose LLP
Sarah S. Kelleher	Transfer Agent, Registar and
Jeff Prusnofsky	Dividend Disbursing Agent
Amanda Quinn	Computershare Inc.
Natalya Zelensky	Stock Exchange Listing
Treasurer	NYSE Symbol: DCF
James Windels	Initial SEC Effective Date
Vice Presidents	10/27/17
Daniel Goldstein
Joseph Martella
Assistant Treasurers
Gavin C. Reilly

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

47

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For More Information

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Alcentra NY, LLC

9 West 57th Street,

Suite 4920

New York, NY 10019

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol:	DCF

For more information about the fund, visit https://im.bnymellon.com/us/en/products/closed-end-funds.jsp. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0822SA0223

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

By: /s/ David J. DiPetrillo

       David J. DiPetrillo

       President (Principal Executive Officer)

Date: April 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

       David J. DiPetrillo

       President (Principal Executive Officer)

Date: April 19, 2023

By: /s/ James Windels

      James Windels

      Treasurer (Principal Financial Officer)

Date: April 19, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)